Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies:

Minimum contractual charter revenues: Future minimum contractual charter revenues, gross of 1.25% brokerage commissions to Maritime and of any other brokerage commissions to third parties, based on vessels committed, non-cancelable, long-term time charter contracts as of December 31, 2017, are as follows:

Year ending December 31,	Amount
2018	$2,048
$2,048

Make-Whole Right and Financial Guarantee: In the event that subsequent to the Merger, the Company completes a primary common share financing (a “Future Pyxis Offering”) at an offering price per share (the “New Offering Price”) lower than $4.30, the valuation ascribed to the share of the Company’s common stock received by the former LS stockholders pursuant to the Agreement and Plan of Merger (the “Consideration Value”), the Company will be obligated to make “whole” the Legacy LS Stockholders (as defined below) as of April 29, 2015 (the “Make-Whole Record Date”) pursuant to which such Legacy LS Stockholders will be entitled to receive additional shares of the Company’s common stock to compensate them for the difference between the $4.30 per share and the New Offering Price (the “Make-Whole Right”). The Make-Whole Right shall only apply to the first Future Pyxis Offering following the closing of the Merger which results in gross proceeds to the Company of at least $5,000, excluding any proceeds received from any shares purchased or sold by Maritime Investors or its affiliates.

In addition, the Make-Whole Right provides that should the Company fail to complete a Future Pyxis Offering within a date which is three years from the date of the closing of the Merger, or October 28, 2018, each former LS stockholder who has held the Company shares continuously from the date of the Make-Whole Record Date (the “Legacy LS Stockholders”) until the expiration of such three year period, will have a 24-hour option (the “Put Period”) to require the Company to purchase from such Legacy LS Stockholders, a pro-rata amount of the Company’s common stock that would result in aggregate gross proceeds to the Legacy LS Stockholders, in an amount not to exceed $2,000; provided that in no event shall a Legacy LS Stockholder receive an amount per share greater than $4.30 (the “Financial Guarantee”).

Under ASC 815, the Make-Whole Right does not meet the criteria to be accounted for as a derivative instrument under “Derivatives and Hedging” since it is not readily convertible into cash. The Make-Whole Right requires the Company to issue its own equity shares and, according to ASC 460 “Guarantees”, the Company is not required to recognize an initial liability.

During November and December 2017, the Company’s share trade activity increased notably. Its price reached a high of $12.22, or about 184% higher than the Consideration Value of $4.30. The Company estimates that most of the original 931,761 shares that were originally issued to LS stockholders have been sold. Nonetheless, the actual number of original shares currently held by the Legacy LS Stockholders cannot be accurately assessed. The Financial Guarantee is accounted under ASC 460-10 “Guarantees – Option Based Contracts”. No liability for the Financial Guarantee has been reflected in the accompanying consolidated balance sheet dates, assuming that a Future Pyxis Offering will take place and the number of shares to be repurchased is not fixed. The Company controls the timing of any Future Pyxis Offering and the New Offering Price of any Pyxis shares in such future offering will be subject to U.S. capital markets conditions and investors’ interest at that time.

Dispute with charterer: In September 2016, the Company had a commercial dispute with one of its charterers. As a result, Maritime placed an amount of $300, as security, in escrow on behalf of Sixthone, which is included in balances due to related parties in the accompanying consolidated balance sheet as of December 31, 2016, as discussed in Note 3. In 2016, the Company recognized an allowance for doubtful accounts of $100 relating to this case. In 2017, such allowance was increased to $200.

In October 2017, the relevant commercial dispute was resolved and a settlement agreement was signed. Pursuant to this agreement, from the total amount of $300 held under escrow, $150 was paid to the charterer and the resulting balance was paid back to Maritime.

Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.